Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements (Tables) [Line Items]
Schedule of Liabilities Subject to Fair Value Measurements

Liabilities subject to fair value measurements are as follows:

	March 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$785,551	$—	$—	$785,551
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$1,449,000	$—	$—	$1,449,000
Liabilities subject to fair value measurements are as follows:
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$1,449,000	$—	$—	$1,449,000

Heliogen, Inc. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Liabilities Subject to Fair Value Measurements

The Company’s Public and Private Warrants are measured at fair value on a recurring basis summarized in the following table by fair value measurement level:

$ in thousands	Level	March 31, 2025	December 31, 2024
Liabilities:
Public Warrants(1)	1	$37	$34
Private Warrants(1)	2	1	1

(1)      Included in other long-term liabilities on the consolidated balance sheets.

The Company’s assets and liabilities measured at fair value on a recurring basis are summarized in the following table by fair value measurement level:

$ in thousands		December 31,
	Level	2024	2023
Assets:
Investments	1	$—	$12,386
Liabilities:
Public Warrants(1)	1	$34	$97
Private Warrants(1)	2	1	3

(1)      Included in other long-term liabilities on the consolidated balance sheets.

Schedule of Reconciliation of Level 3 Fair Value Liabilities	The following table summarizes the activities of our Level 3 fair value measurement for the year ended December 31, 2023:
($ in thousands)
Balance as of December 31, 2022	$353
Change in fair value(1)	(353)
Balance as of December 31, 2023	$—

(1)      The changes in the fair value of the contingent consideration are included in other income, net on our consolidated statements of operations.